Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net income
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Net income	$ 117,969		$ 442,265		$ 1,498,591	$ 1,941,118
Income earned on Trust Account	(301,371)		(787,168)		(2,782,552)	(3,130,199)
Accretion of carrying value to redemption value	(54,979)		(165,000)		(550,000)	(8,427,382)
Net income (loss) attributable to shareholders					$ (1,833,961)	$ (9,616,463)
Net loss including accretion of equity into redemption value	$ (238,381)		$ (509,903)